Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.2%	Shares	Value
Aerospace & defense - 1.6%
BWX Technologies, Inc.	189,675	$13,087,575
Huntington Ingalls Industries, Inc.	47,900	11,001,193
L3Harris Technologies, Inc.	18,875	3,576,624
Textron, Inc.	387,692	30,150,807
Auto components - 0.3%
Lear Corp.	71,420	11,052,959
Automobiles - 0.1%
Thor Industries, Inc.	41,188	4,756,802
Banks - 2.6%
Citizens Financial Group, Inc.	982,161	31,684,514
Commerce Bancshares, Inc.	223,866	11,905,194
First Horizon Corp.	3,628,792	49,460,435
Beverages - 0.7%
Monster Beverage Corp.*	455,429	26,182,613
Biotechnology - 2.9%
BioMarin Pharmaceutical, Inc.*	781,024	68,675,440
Exelixis, Inc.*	378,841	7,466,956
Neurocrine Biosciences, Inc.*	294,275	29,983,680
Building products - 1.5%
Builders FirstSource, Inc.*	54,580	7,882,990
Carrier Global Corp.	420,366	25,032,795
Owens Corning	166,209	23,267,598
Capital markets - 3.1%
Cboe Global Markets, Inc.	560,287	78,260,888
Evercore, Inc., Class A	193,014	26,068,471
Morningstar, Inc.	29,971	6,907,716
Chemicals - 1.9%
Albemarle Corp.	111,331	23,633,345
CF Industries Holdings, Inc.	50,091	4,111,469
Corteva, Inc.	257,075	14,506,742
Huntsman Corp.	258,010	7,680,958
The Mosaic Co.	101,382	4,132,330
Westlake Corp.	109,098	15,000,975
Commercial services & supplies - 1.7%
Clean Harbors, Inc.*	152,519	25,357,809
Copart, Inc.*	153,669	13,582,803
RB Global, Inc.	361,410	23,303,717
Communications equipment - 0.7%
Arista Networks, Inc.*	99,540	15,437,659
Lumentum Holdings, Inc.*	195,670	10,245,281
Construction & engineering - 3.5%
Quanta Services, Inc.	639,500	128,935,990
Construction materials - 1.9%
Eagle Materials, Inc.	169,966	31,336,631
Martin Marietta Materials, Inc.	38,182	17,046,736
Vulcan Materials Co.	97,243	21,442,082
Consumer finance - 0.5%
Discover Financial Services	170,868	18,035,118
Consumer staples distribution - 1.4%
Albertsons Cos., Inc., Class A	1,077,575	23,415,705
Casey's General Stores, Inc.	109,346	27,627,360
Diversified consumer services - 0.1%
Service Corp International	27,294	1,819,145
Electric utilities - 1.8%
Evergy, Inc.	256,423	15,377,687
PPL Corp.	1,883,428	51,850,773
Electrical equipment - 3.3%
AMETEK, Inc.	148,568	23,562,885
Generac Holdings, Inc.*	54,184	8,328,081
Hubbell, Inc.	205,246	64,036,752
Rockwell Automation, Inc.	77,250	25,978,402
Electronic equipment, instruments & components - 1.2%
Flex Ltd.*	562,203	15,381,874
Keysight Technologies, Inc.*	145,824	23,489,330
Zebra Technologies Corp., Class A*	13,271	4,086,937
Energy equipment & services - 2.7%
Baker Hughes Co.	792,001	28,345,716
Noble Corp. PLC*(a)	936,787	48,965,856
Transocean Ltd.*	2,536,698	22,322,942
Entertainment - 1.9%
Live Nation Entertainment, Inc.*	245,355	21,529,901
Spotify Technology S.A.*	69,326	10,357,998
Take-Two Interactive Software, Inc.*	155,181	23,733,382
World Wrestling Entertainment, Inc., Class A	119,627	12,560,835
Financial services - 0.4%
Jack Henry & Associates, Inc.	96,158	16,113,196
Food products - 2.8%
Darling Ingredients, Inc.*	597,802	41,397,789
Lamb Weston Holdings, Inc.	117,645	12,191,551
The Hershey Co.	129,897	30,046,475
Tyson Foods, Inc., Class A	333,093	18,559,942
Gas utilities - 1.0%
Atmos Energy Corp.	294,081	35,792,599
Ground transportation - 0.8%
Knight-Swift Transportation Holdings, Inc.	171,943	10,445,537
U-Haul Holding Co.	335,455	19,191,381
Health care equipment & supplies - 3.5%
Align Technology, Inc.*	6,300	2,380,707
Edwards Lifesciences Corp.*	944,252	77,494,762
Insulet Corp.*	90,588	25,070,229
Omnicell, Inc.*	340,723	21,516,657
Health care providers & services - 2.2%
AmerisourceBergen Corp.	287,358	53,707,210
Henry Schein, Inc.*	277,149	21,836,570
Molina Healthcare, Inc.*	9,881	3,008,666
Health care real estate investment trusts (REITs) - 1.1%
Healthcare Realty Trust, Inc.	1,959,360	38,266,301
Hotel & resort real estate investment trusts (REITs) - 0.9%
Host Hotels & Resorts, Inc.	1,782,911	32,805,562
Hotels, restaurants & leisure - 3.7%
Chipotle Mexican Grill, Inc.*	14,931	29,298,803
Darden Restaurants, Inc.	92,247	15,582,363
Las Vegas Sands Corp.*	736,110	44,026,739
Texas Roadhouse, Inc.	194,645	21,712,650
Vail Resorts, Inc.	106,285	25,029,055
Household durables - 1.3%
D.R. Horton, Inc.	111,343	14,142,788
Garmin Ltd.	43,734	4,630,993
NVR, Inc.*	4,268	26,915,886
Industrial real estate investment trusts (REITs) - 2.4%
EastGroup Properties, Inc.	192,702	34,142,940
STAG Industrial, Inc.	1,486,031	53,942,925
Insurance - 4.8%
Arch Capital Group Ltd.*	350,251	27,211,000
Axis Capital Holdings Ltd.	360,054	19,846,177
Brown & Brown, Inc.	462,086	32,553,959
Everest Group Ltd.	65,140	23,483,622
First American Financial Corp.	309,106	19,591,138
Kinsale Capital Group, Inc.	57,348	21,369,585
White Mountains Insurance Group Ltd.	19,858	30,720,723
IT services - 1.4%
DXC Technology Co.*	794,553	21,969,390
Gartner, Inc.*	84,310	29,811,173
Leisure products - 0.9%
Brunswick Corp.	173,291	14,956,747
Polaris, Inc.	100,091	13,596,362
YETI Holdings, Inc.*	81,977	3,492,220
Life sciences tools & services - 1.0%
Agilent Technologies, Inc.	294,051	35,806,590
Machinery - 3.5%
AGCO Corp.	90,149	11,998,832
Chart Industries, Inc.*	370,224	67,440,004
Parker-Hannifin Corp.	46,765	19,174,118
The Timken Co.	314,617	29,215,334
Media - 0.1%
Fox Corp., Class A	86,803	2,903,560
Metals & mining - 1.8%
Agnico Eagle Mines Ltd.	360,453	18,891,342
Alamos Gold, Inc., Class A	1,211,771	14,965,372
Freeport-McMoRan, Inc.	163,223	7,287,907
Hecla Mining Co.	632,610	3,643,833
Nucor Corp.	109,735	18,884,296
Multi-utilities - 2.9%
CenterPoint Energy, Inc.	2,719,599	81,832,734
WEC Energy Group, Inc.	270,547	24,311,353
Oil, gas & consumable fuels - 3.2%
Cameco Corp.	446,475	15,698,061
Cheniere Energy, Inc.	105,038	17,001,451
Hess Corp.	251,713	38,192,414
Pioneer Natural Resources Co.	204,396	46,126,045
Passenger airlines - 2.0%
Delta Air Lines, Inc.	1,314,042	60,787,583
Southwest Airlines Co.	310,149	10,594,690
Professional services - 0.7%
Booz Allen Hamilton Holding Corp.	163,930	19,848,644
FTI Consulting, Inc.*	30,210	5,291,584
Paycom Software, Inc.	5,330	1,965,491
Real estate management & development - 0.6%
CoStar Group, Inc.*	185,904	15,610,359
Zillow Group, Inc., Class A*	109,561	5,830,836
Residential real estate investment trusts (REITs) - 0.6%
Mid-America Apartment Communities, Inc.	153,605	22,988,524
Retail real estate investment trusts (REITs) - 1.0%
Agree Realty Corp.	533,112	34,534,995
Semiconductors & semiconductor equipment - 3.7%
Enphase Energy, Inc.*	27,276	4,141,315
KLA Corp.	24,097	12,384,653
Microchip Technology, Inc.	38,331	3,600,814
Monolithic Power Systems, Inc.	28,775	16,099,325
ON Semiconductor Corp.*	269,199	29,006,192
Skyworks Solutions, Inc.	155,399	17,772,984
Teradyne, Inc.	372,913	42,116,794
Universal Display Corp.	60,832	8,874,172
Software - 10.0%
AppLovin Corp., Class A*	539,572	16,942,561
Cadence Design Systems, Inc.*	75,738	17,723,449
Crowdstrike Holdings, Inc., Class A*	149,576	24,180,456
Palantir Technologies, Inc., Class A*	8,828,189	175,151,270
Splunk, Inc.*	344,181	37,285,128
Teradata Corp.*	1,208,969	68,729,888
Workday, Inc., Class A*	109,728	26,019,800
Specialty retail - 2.8%
Best Buy Co., Inc.	44,073	3,660,263
Floor & Decor Holdings, Inc., Class A*	57,967	6,657,510
Murphy USA, Inc.	73,670	22,618,900
O'Reilly Automotive, Inc.*	25,220	23,348,424
Ross Stores, Inc.	33,990	3,896,613
Tractor Supply Co.	115,859	25,951,257
Ulta Beauty, Inc.*	39,222	17,445,946
Technology hardware, storage & peripherals - 0.7%
Pure Storage, Inc., Class A*	659,353	24,389,468
Textiles, apparel & luxury goods - 1.1%
Lululemon Athletica, Inc.*	103,680	39,245,990
Trading companies & distribution - 0.9%
United Rentals, Inc.	42,400	19,702,432
W.W. Grainger, Inc.	19,802	14,623,579
Total common stocks (cost $2,950,066,217)		3,613,213,963

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 5.18%#	53,000	53,000
Total money market funds (cost $53,000)		53,000
Total investment portfolio (cost $2,950,119,217) - 99.2%		3,613,266,963
Other assets in excess of liabilities - 0.8%		30,536,135
Total net assets - 100.0%		$3,643,803,098

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $52,270 or 0.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.